UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter Ended: June 2001

Check here if Amendment [ ]; Amendment Number: ______
This Amendment:		[ ] is a restatement.
			[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		CWH Associates, Inc.
Address:	200 Park Avenue
		Suite 3900
		New York, New York 10166

Form 13F File Number: 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew Abrams
Title:	Chief Operating Officer
Phone:  (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams			New York, NY		7/30/01
--------------			------------		-------

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.






Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $128,248.60
					(Thousands)



List of Other Included Managers: None





Form 13F INFORMATION TABLE


NAME                TITLE    CUSIP    VALUE      SHARES  INVEST.    No
                   of CLASS	      (x$1000)           Discre.  Voting

Accredo Health	     COM   00437V104  $ 205.05     5,513  Sole     5,513
Action Perf Comp     COM   004933107  $5122.50   204,900  Sole   159,700
Advance PCS	     COM   00790K109  $8717.21   136,100  Sole   106,050
Advanced Mkting Svcs COM   00753T105  $3496.55   167,700  Sole   130,500
Apollo Group         CL A  037604105  $8496.37   200,150  Sole   155,950
Arena Pharma         COM   040047102  $ 216.48     7,100  Sole     7,100
Beazer Homes USA     COM   07556Q105  $2018.98    31,800  Sole    23,650
Beverly Enterprises  COM   087851309 $13669.25 1,277,500  Sole   997,700
Bioject Medical Tech COM   09059T206  $ 590.50    50,000  Sole         0
Brocade Comm Systems COM   111621108  $1420.88    32,300  Sole    27,050
Caremark RX          COM   141705103  $14375.66  873,900  Sole   677,400
CMG Info Svcs Comp   COM   125750109  $ 120.00    40,000  Sole    40,000
CNS, Inc             COM   126136100  $1168.41   295,800  Sole   220,800
Constellation Brands CL A  21036P108  $ 820.00    20,000  Sole    15,300
Convera Corp         CL A  211919105  $ 142.00    28,400  Sole    15,600
Curis, Inc           COM   231269101  $  55.55    11,500  Sole    11,500
Devry, Inc           COM   251893103  $6507.02   180,150  Sole   140,250
Efunds Corp          COM   28224R101  $2166.90   116,500  Sole    89,550
Emulex Corp          COM   292475209  $ 498.94    12,350  Sole     9,450
Factual Data Corp    COM   303094106  $ 432.60    60,000  Sole    18,800
Finisar Corp	     COM   31787A101  $ 486.15    26,025  Sole    20,125
Inkine Pharm Corp    COM   457214104  $ 748.72   152,800  Sole   131,200
Integrated Elctr Svc COM   45811E103  $4459.16   457,350  Sole   357,150
Ivax Corp            COM   465823102  $ 226.51     5,808  Sole     5,808
Laser Vision Cntrs   COM   51807H100  $1690.70   638,000  Sole   505,700
LCA-Vision, Inc      COM   501803209  $1115.75   446,300  Sole   220,100
Lennar Corp          COM   526057104  $1718.04    41,200  Sole    32,100
Manor Care, Inc      COM   564055101  $9845.68   310,100  Sole   241,600
McData Corp          CL B  580031102  $ 715.26    32,750  Sole    25,450
Mercury Comp Systems COM   589378108  $1678.01    38,050  Sole    29,750
Mercury Interactive  COM   589405109  $1802.99    30,100  Sole    21,300
Micron Technology    COM   595112103  $2219.40    54,000  Sole    40,500
NASDAQ 100 TR   Unit Ser 1 631100104  $ 265.06     5,800  Sole     5,100
Nobel Learning Cmmnt COM   654889104  $ 643.45    85,000  Sole    47,900
Novamed Eyecare      COM   66986W108  $ 285.98   123,800  Sole    73,400
OSI Pharm, Inc       COM   671040103  $ 226.14     4,300  Sole     4,300
Pentastar Comm       COM   709632103  $2758.80   114,950  Sole    81,050
Peoplesoft, Inc      COM   712713106  $2220.27    45,100  Sole    34,700
Peregrine Systems    COM   71366Q101  $1821.20    62,800  Sole    48,100
PPL Corporation      COM   69351T106  $1850.75    33,650  Sole    26,350
Qlogic Corp          COM   747277101  $1172.99    18,200  Sole    14,000
Rehabcare Group      COM   759148109  $6969.72   144,600  Sole   111,500
SCP Pool Corp        COM   784028102  $3815.95   110,800  Sole    85,700
Siebel Systems, Inc  COM   826170102  $1730.61    36,900  Sole    28,300
TLC Laser Eye Cntrs  COM   87255E108  $  66.15    14,700  Sole    14,700
TRC Companies, Inc   COM   872625108  $6033.53   150,200  Sole   117,250
US Physical Therapy  COM   90337L108  $1173.80    73,500  Sole    62,750
Winstar Comm, Inc    COM   975515107  $    .89    16,000  Sole     3,800
Xoma Ltd             ORD   G9825R107  $ 266.14    15,600  Sole    15,600